Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 12 - Fair Value Measurements

The following tables present the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis by level within the fair value hierarchy:

	December 31, 2012
	Level 1	Level 2	Level 3	Total

Derivative Instrument
Interest rate swap, net liability*	$-	$-	$7,877	$7,877

Total	$-	$-	$7,877	$7,877

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Available-for-sale Securities
Equity Securities – industrial metals and minerals	$85,900	$-	$-	$85,900
Mutual Fund – bonds international	64,893	-	-	64,893
Total	$150,793	$-	$-	$150,793

*Note: The interest rate swap, entered into on November 13, 2012, consists of current liabilities of $24,048 (classified as Current portion of interest rate swap), and long-term assets of $16,171 (classified as Long-term portion of interest rate swap).

The Company’s marketable equity securities are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The Company has elected to account for its available-for-sale securities using the fair value option in accordance with ASC 825 Financial Instruments. Available-for-sale equity securities are classified as Marketable Securities.

The Company’s derivative instrument (e.g. interest rate swap, or “swap”) is valued using models which require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, and correlations of such inputs. Some of the model inputs used in valuing the derivative instruments trade in liquid markets. However, there are certain variables used which are not observable, due to the complexity of discounted cash flows for the cash flow hedge, etc. As such, since these unobservable variables require more objectivity and involve significant management judgment, the derivative instruments are classified within Level 3 of the fair value hierarchy and are included in Other assets, non-current, and Other liabilities, current. The fair value of derivative instruments reflected in the table above and on the Consolidated Balance Sheets has been adjusted for non-performance risk. For applicable financial assets carried at fair value, the credit standing of the counterparties is analyzed and factored into the fair value measurement of those assets. Using prevailing interest rates on similar investments and foreign currency forward rates, the estimated fair value of the swap was $7,877 at the year ended December 31, 2012. The fair value estimate of the swap does not reflect its actual trading value.

Level 3 Reconciliation

As of December 31, 2012 the only Level 3 financial asset or liability recorded by the Company was the November 13, 2012 interest rate swap (derivative financial instrument) entered into as part of the debt refinancing on November 2, 2012 as discussed in Note 8. There were no level 3 financial assets or liabilities as of December 31, 2011. However, as guidance requires the Company to show a reconciliation of all financial assets and liabilities classified as Level 3 in the fair value hierarchy for the current reporting period, the Company’s interest rate swaps (Level 3) consist of the following:

Level 3
Balance, January 1, 2012	-
Change in value, interest rate swap	7,877

Balance, December 31, 2012	$7,877